INCOME TAXES - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Exemption period (in years)	5 years		5 years
Period for statute of limitations for underpayment of tax due to computational errors	3 years		3 years
Period for statute of limitations for underpayment of tax exceeding RMB0.1 million	5 years		5 years
Period for statute of limitations on related party transactions	10 years		10 years
Period for statute of limitations for tax evasion	0 years		0 years
Aggregate undistributed earnings of PRC subsidiaries and VIEs	¥ 100
Withholding tax rate (as a percent)	10.00%		10.00%
Withholding income taxes for undistributed profits of the Group's subsidiaries	¥ 0		¥ 0	¥ 0	¥ 0	¥ 0
HONG KONG | Investor holds at least 25% in the FIE
Income Tax Disclosure [Line Items]
Withholding tax rate (as a percent)	5.00%		5.00%
HONG KONG | Investor holds less than 25% in the FIE
Income Tax Disclosure [Line Items]
Withholding tax rate (as a percent)	10.00%		10.00%
Minimum
Income Tax Disclosure [Line Items]
Transfer price adjustment rate	15.00%		15.00%
Maximum
Income Tax Disclosure [Line Items]
Transfer price adjustment rate	25.00%		25.00%